iShares
®
ESG Optimized MSCI USA Min Vol Factor ETF
Schedule of Investments
(unaudited)
October 31, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  2 .2%
Northrop Grumman Corp. ................... 184 $ 107,355
RTX Corp. ............................. 267 47,659
155,014
a
Beverages  —  2 .0%
Coca-Cola Co. (The) ...................... 922 63,526
Keurig Dr Pepper, Inc. ..................... 369 10,022
PepsiCo, Inc. ........................... 473 69,100
142,648
a
Biotechnology  —  3 .8%
Amgen, Inc. ............................ 83 24,770
Gilead Sciences, Inc. ...................... 842 100,863
Incyte Corp.
(a)
........................... 270 25,240
Regeneron Pharmaceuticals, Inc. .............. 40 26,072
Vertex Pharmaceuticals, Inc.
(a)
................ 225 95,753
272,698
a
Broadline Retail  —  0 .5%
MercadoLibre, Inc.
(a)
....................... 17 39,563
a
Building Products  —  1 .2%
Trane Technologies PLC .................... 198 88,833
a
Capital Markets  —  2 .7%
Cboe Global Markets, Inc. ................... 267 65,586
CME Group, Inc. , Class A ................... 258 68,496
Intercontinental Exchange, Inc. ............... 23 3,365
S&P Global, Inc. ......................... 116 56,516
193,963
a
Chemicals  —  1 .2%
Ecolab, Inc. ............................ 200 51,280
Linde PLC ............................. 75 31,372
Solstice Advanced Materials, Inc.
(a)
............. 22 992
83,644
a
Commercial Services & Supplies  —  1 .8%
Republic Services, Inc. ..................... 61 12,703
Veralto Corp. ............................ 278 27,433
Waste Connections, Inc. .................... 19 3,186
Waste Management, Inc. .................... 429 85,701
129,023
a
Communications Equipment  —  3 .2%
Arista Networks, Inc.
(a)
..................... 100 15,769
Cisco Systems, Inc. ....................... 1,555 113,686
F5, Inc.
(a)
.............................. 38 9,616
Motorola Solutions, Inc. .................... 233 94,763
233,834
a
Construction Materials  —  0 .6%
CRH PLC .............................. 367 43,710
a
Consumer Staples Distribution & Retail  —  1 .2%
Kroger Co. (The) ......................... 1,369 87,109
a
Containers & Packaging  —  0 .1%
Amcor PLC ............................. 646 5,103
a
Diversified Telecommunication Services  —  2 .1%
AT&T, Inc. .............................. 2,449 60,613
Verizon Communications, Inc. ................ 2,215 88,024
148,637
a
Security Shares Value
a
Electric Utilities  —  1 .8%
Eversource Energy ....................... 473 $ 34,912
Exelon Corp. ............................ 1,243 57,327
NextEra Energy, Inc. ...................... 472 38,421
130,660
a
Electrical Equipment  —  0 .1%
GE Vernova, Inc. ......................... 18 10,533
a
Electronic Equipment, Instruments & Components  —  2 .5%
Amphenol Corp. , Class A ................... 971 135,299
Keysight Technologies, Inc.
(a)
................. 37 6,769
Teledyne Technologies, Inc.
(a)
................. 79 41,619
183,687
a
Entertainment  —  1 .9%
Electronic Arts, Inc. ....................... 492 98,430
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 351 35,047
133,477
a
Financial Services  —  3 .0%
Berkshire Hathaway, Inc. , Class B
(a)
............ 16 7,641
Fiserv, Inc.
(a)
............................ 115 7,669
Jack Henry & Associates, Inc. ................ 56 8,341
Mastercard, Inc. , Class A .................... 185 102,118
Visa, Inc. , Class A ........................ 265 90,296
216,065
a
Food Products  —  2 .9%
General Mills, Inc. ........................ 1,379 64,275
Hormel Foods Corp. ....................... 772 16,668
Kellanova .............................. 707 58,724
Kraft Heinz Co. (The) ...................... 803 19,858
McCormick & Co., Inc. , NVS ................. 121 7,763
Mondelez International, Inc. , Class A ............ 502 28,845
Tyson Foods, Inc. , Class A .................. 266 13,675
209,808
a
Ground Transportation  —  0 .6%
Uber Technologies, Inc.
(a)
................... 443 42,750
a
Health Care Equipment & Supplies  —  0 .5%
Hologic, Inc.
(a)
........................... 453 33,481
a
Health Care Providers & Services  —  7 .0%
Cardinal Health, Inc. ....................... 242 46,166
Cencora, Inc. ........................... 365 123,301
Cigna Group (The) ........................ 98 23,952
Elevance Health, Inc. ...................... 222 70,418
Humana, Inc. ........................... 36 10,015
McKesson Corp. ......................... 153 124,135
Quest Diagnostics, Inc. ..................... 284 49,970
UnitedHealth Group, Inc. .................... 155 52,942
500,899
a
Health Care REITs  —  1 .5%
Welltower, Inc. ........................... 601 108,805
a
Hotels, Restaurants & Leisure  —  1 .9%
DoorDash, Inc. , Class A
(a)
................... 50 12,718
Flutter Entertainment PLC , Class DI
(a)
........... 68 15,816
McDonald's Corp. ........................ 256 76,398
Yum! Brands, Inc. ........................ 217 29,992
134,924
a

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
ESG Optimized MSCI USA Min Vol Factor ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Household Products  —  3 .3%
Church & Dwight Co., Inc. ................... 465 $ 40,776
Clorox Co. (The) ......................... 134 15,070
Colgate-Palmolive Co. ..................... 942 72,581
Kimberly-Clark Corp. ...................... 298 35,673
Procter & Gamble Co. (The) ................. 471 70,824
234,924
a
Industrial Conglomerates  —  0 .2%
Honeywell International, Inc. ................. 88 17,717
a
Insurance  —  5 .6%
American International Group, Inc. ............. 113 8,922
Aon PLC , Class A ........................ 12 4,088
Arch Capital Group Ltd. .................... 179 15,450
Arthur J Gallagher & Co. .................... 61 15,219
Chubb Ltd. ............................. 277 76,712
Marsh & McLennan Companies, Inc. ............ 463 82,483
Progressive Corp. (The) .................... 384 79,104
Travelers Companies, Inc. (The) ............... 401 107,717
Willis Towers Watson PLC ................... 40 12,524
402,219
a
IT Services  —  5 .0%
Accenture PLC , Class A .................... 275 68,777
Akamai Technologies, Inc.
(a)
.................. 248 18,625
Cognizant Technology Solutions Corp. , Class A ..... 283 20,625
Gartner, Inc.
(a)
........................... 145 36,009
GoDaddy, Inc. , Class A
(a)
.................... 331 44,066
International Business Machines Corp. .......... 411 126,346
Snowflake, Inc.
(a)
......................... 42 11,545
VeriSign, Inc. ........................... 135 32,373
358,366
a
Machinery  —  0 .1%
Xylem, Inc. ............................. 54 8,146
a
Metals & Mining  —  1 .0%
Newmont Corp. .......................... 861 69,715
a
Multi-Utilities  —  3 .5%
CMS Energy Corp. ........................ 615 45,233
Consolidated Edison, Inc. ................... 916 89,228
Dominion Energy, Inc. ...................... 173 10,153
NiSource, Inc. ........................... 103 4,337
Public Service Enterprise Group, Inc. ........... 1,239 99,814
248,765
a
Oil, Gas & Consumable Fuels  —  3 .4%
Cheniere Energy, Inc. ...................... 53 11,236
Chevron Corp. ........................... 694 109,458
Exxon Mobil Corp. ........................ 347 39,683
Kinder Morgan, Inc. ....................... 2,120 55,523
Phillips 66 .............................. 69 9,393
Targa Resources Corp. ..................... 150 23,106
248,399
a
Pharmaceuticals  —  3 .9%
Bristol-Myers Squibb Co. .................... 333 15,341
Eli Lilly & Co. ........................... 50 43,143
Johnson & Johnson ....................... 466 88,014
Merck & Co., Inc. ......................... 1,130 97,157
Zoetis, Inc. , Class A ....................... 261 37,608
281,263
a
Security Shares Value
a
Professional Services  —  1 .9%
Automatic Data Processing, Inc. ............... 340 $ 88,502
Broadridge Financial Solutions, Inc. ............ 164 36,146
Leidos Holdings, Inc. ...................... 52 9,904
134,552
a
Semiconductors & Semiconductor Equipment  —  3 .6%
Advanced Micro Devices, Inc.
(a)
............... 28 7,171
Broadcom, Inc. .......................... 20 7,393
First Solar, Inc.
(a)
......................... 129 34,435
NVIDIA Corp. ........................... 591 119,672
NXP Semiconductors N.V. ................... 101 21,121
Texas Instruments, Inc. ..................... 428 69,105
258,897
a
Software  —  14 .7%
Adobe, Inc.
(a)
............................ 137 46,622
AppLovin Corp. , Class A
(a)
................... 25 15,933
Autodesk, Inc.
(a)
.......................... 82 24,710
Bentley Systems, Inc. , Class B ................ 100 5,083
Cadence Design Systems, Inc.
(a)
.............. 155 52,497
Crowdstrike Holdings, Inc. , Class A
(a)
............ 14 7,602
Dynatrace, Inc.
(a)
......................... 511 25,841
Fair Isaac Corp.
(a)
......................... 18 29,872
Gen Digital, Inc. .......................... 836 22,037
HubSpot, Inc.
(a)
.......................... 40 19,677
Intuit, Inc. .............................. 142 94,792
Microsoft Corp. .......................... 206 106,669
Nutanix, Inc. , Class A
(a)
..................... 152 10,828
Oracle Corp. ............................ 146 38,341
Palantir Technologies, Inc. , Class A
(a)
........... 234 46,910
Palo Alto Networks, Inc.
(a)
................... 171 37,661
PTC, Inc.
(a)
............................. 302 59,959
Roper Technologies, Inc. .................... 190 84,769
Salesforce, Inc. .......................... 254 66,144
ServiceNow, Inc.
(a)
........................ 124 113,991
Synopsys, Inc.
(a)
......................... 124 56,274
Tyler Technologies, Inc.
(a)
................... 81 38,577
Workday, Inc. , Class A
(a)
.................... 216 51,823
1,056,612
a
Specialized REITs  —  1 .1%
American Tower Corp. ..................... 295 52,799
Equinix, Inc. ............................ 35 29,610
82,409
a
Specialty Retail  —  3 .2%
AutoZone, Inc.
(a)
......................... 9 33,070
Home Depot, Inc. (The) .................... 223 84,649
Lowe's Companies, Inc. .................... 179 42,625
O'Reilly Automotive, Inc.
(a)
................... 39 3,683
TJX Companies, Inc. (The) .................. 386 54,094
Tractor Supply Co. ........................ 178 9,632
227,753
a
Technology Hardware, Storage & Peripherals  —  0 .7%
Apple, Inc. ............................. 141 38,122
NetApp, Inc. ............................ 90 10,600
48,722
a
Trading Companies & Distributors  —  0 .9%
Ferguson Enterprises, Inc. ................... 27 6,710
WW Grainger, Inc. ........................ 57 55,803
62,513
a

iShares
®
ESG Optimized MSCI USA Min Vol Factor ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2025
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Water Utilities  —  0 .1%
American Water Works Co., Inc. ............... 48 $ 6,165
a
Wireless Telecommunication Services  —  1 .2%
T-Mobile U.S., Inc. ........................ 430 90,322
a
Total Long-Term Investments — 99.7%
(Cost: $ 6,852,895 ) .................................. 7,166,327
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .2%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.05%
(b) (c)
............................ 11,352 $ 11,352
a
Total Short-Term Securities — 0.2%
(Cost: $ 11,352 ) .................................... 11,352
Total Investments — 99.9%
(Cost: $ 6,864,247 ) .................................. 7,177,679
Other Assets Less Liabilities — 0 .1% ..................... 8,269
Net Assets — 100.0% ................................. $ 7,185,948
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
  Shares Held
at 10/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares
(a)
.. $ 938,787  $ —  $ (938,860)
(b)
$ 73  $ —  $ —  —  $ 144
(c)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ......... 15,032  —  (3,680)
(b)
—  —  11,352  11,352  197  —
$ 73  $ —
$ 11,352
$ 341  $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index ............................................................ 1 12/19/25 $ 12 $ 241

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
ESG Optimized MSCI USA Min Vol Factor ETF
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 7,166,327 $ — $ — $ 7,166,327
Short-Term Securities
Money Market Funds ...................................... 11,352 — — 11,352
$ 7,177,679 $ — $ — $ 7,177,679
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 241 $ — $ — $ 241
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust